Variable interest entities and securitization - Assets and Liabilities of VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Nonredeemable noncontrolling interests	$ 102	$ 101
VME classification of carrying amount, assets	50	253
VME classification of carrying amount, liabilities	1	2
Noncontrolling interest in VME	1	1
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Trading assets	629	643
Other assets	16	220
Total assets	645	863
Other liabilities	388	373
Total liabilities	388	373
Nonredeemable noncontrolling interests	102	101
Variable Interest Entity, Primary Beneficiary | Investment Management funds
Variable Interest Entity [Line Items]
Trading assets	229	243
Other assets	16	220
Total assets	245	463
Other liabilities	1	2
Total liabilities	1	2
Nonredeemable noncontrolling interests	102	101
Variable Interest Entity, Primary Beneficiary | Securitization
Variable Interest Entity [Line Items]
Trading assets	400	400
Other assets	0	0
Total assets	400	400
Other liabilities	387	371
Total liabilities	387	371
Nonredeemable noncontrolling interests	$ 0	$ 0